Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Preferred stock, outstanding shares	0			0	0
Common stock, outstanding shares	7,894,111			7,894,111	7,894,111
Accounts payable, related parties	$ 31,203		$ 88,002	$ 13,672	$ 76,512
Debt forgiveness			$ 88,002	88,002
Cash advances from related party	$ 17,531	$ 2,550		$ 25,162	$ 13,695
Eg I, LLC [Member] | Class B [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares				727,619
Eg I, LLC [Member] | Class A [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares				3,056,000
Chief Financial Officer [Member] | Sixty Five Roses Ranch, Inc. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				100.00%
Chief Financial Officer [Member] | Eg I, LLC [Member] | Class A [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares				495,772
Chief Financial Officer [Member] | Evolutionary Genomics, Inc. [Member] | Series B-2 Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, outstanding shares				782,539
Equity Method Investment, Ownership Percentage				64.20%
Chief Financial Officer [Member] | Evolutionary Genomics, Inc. [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares				1,104,596
Equity Method Investment, Ownership Percentage				28.70%
Sixty Five Roses Ranch, Inc. [Member] | Eg I, LLC [Member] | Class B [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares				169,778